Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

www.faegredrinker.com

March 24, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First Trust Hedged Strategies Fund Registration Statement on Form N-2

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 of the First Trust Hedged Strategies Fund (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder. Also being filed concurrently with the Registration Statement is the Notification of Registration on Form N-8A filed pursuant to Section 8(a) under the 1940 Act.

Questions and comments may be directed to the undersigned at (312) 569-1167 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain